1933 Act Rule 497(j)
1933 Act Rule File No. 333-143009
1940 Act Rule File No. 811-21698
The Gabelli Global Gold, Natural Resources & Income Trust
One Corporate Center
Rye, New York 10580-1422
October 10, 2007
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Gabelli Global Gold, Natural Resources & Income Trust — File Nos.
333-143009 and 811-21698
Ladies and Gentlemen:
     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), please accept this letter as certification that the Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act for The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) does not differ from that contained in Pre-Effective Amendment No. 2 (the “Amendment”) to the Fund’s Registration Statement on Form N-2. This Amendment was filed electronically on September 20, 2007 (Accession # 0001341004-07-002631).
     If you have any questions concerning this filing, you may contact the undersigned at (914) 921-5100.

Very truly yours,
/s/ Bruce N. Alpert
Bruce N. Alpert
President